Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Related Party Balances Existed with Associate or Joint Venture Businesses
The following related party balances existed with joint venture businesses at 31 December:

	€ million	€ million
	2023	2022
Related party balances	Total	Total
Sales to joint ventures	1,144	1,158
Purchases from joint ventures	134	134
Receivables from joint ventures	99	78
Payables to joint ventures	111	33
Loans to joint ventures	219	226
Royalties and service fees	19	22